Taxes (Schedule Of Deferred Taxes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Taxes [Abstract]
Employee benefits	$ 13,119	$ 11,499
Tax loss and credit carry forwards	5,170	3,907
Uncollectible accounts receivable	224	248
Other - assets	952	951
Total deferred tax assets, gross	19,465	16,605
Valuation allowances	(2,376)	(3,421)
Deferred tax assets	17,089	13,184
Former MCI intercompany accounts receivable basis difference	1,435	1,489
Depreciation	13,743	11,758
Leasing activity	1,569	1,980
Wireless joint venture including wireless licenses	21,778	19,514
Other - liabilities	1,233	1,152
Deferred tax liabilities	39,758	35,893
Net deferred tax liability	$ 22,669	$ 22,709